Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Future minimum rental commitments under noncancelable operating leases
2013	$ 90,000
Total	90,000
Rent expense	400,000	400,000
Deferred rent liability		$ 22,000